Segmental Information - Summary of Segmental Net Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,029,238	$ 1,312,315	[1]
Adjusted EBITDA	780,949	600,306
Net financing charges	363,884	158,332
Depreciation and amortization	282,806	147,186
Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	1,440,177	1,312,315
Adjusted EBITDA	700,887	636,404
Depreciation and amortization	144,304	147,027
Capital expenditures	81,189	35,939
Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	394,131
Adjusted EBITDA	99,960
Depreciation and amortization	108,879
Capital expenditures	18,971
Operating Segments | Australia
Disclosure Of Operating Segments [Line Items]
Revenue	196,930
Adjusted EBITDA	21,072
Depreciation and amortization	29,476
Capital expenditures	12,386
Operating Segments | Poker | International
Disclosure Of Operating Segments [Line Items]
Revenue	886,628	877,296
Operating Segments | Poker | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	5,929
Operating Segments | Gaming | International
Disclosure Of Operating Segments [Line Items]
Revenue	428,364	334,781
Operating Segments | Gaming | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	157,482
Operating Segments | Betting | International
Disclosure Of Operating Segments [Line Items]
Revenue	79,117	49,231
Operating Segments | Betting | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	215,921
Operating Segments | Betting | Australia
Disclosure Of Operating Segments [Line Items]
Revenue	196,101
Operating Segments | Other | International
Disclosure Of Operating Segments [Line Items]
Revenue	46,068	51,007
Operating Segments | Other | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	14,799
Operating Segments | Other | Australia
Disclosure Of Operating Segments [Line Items]
Revenue	829
Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(40,970)	(36,098)
Net financing charges	363,884	158,332
Depreciation and amortization	147	159
Capital expenditures	1,182	163
Intercompany Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(2,000)
Intercompany Eliminations | Other
Disclosure Of Operating Segments [Line Items]
Revenue	(2,000)
Consolidated
Disclosure Of Operating Segments [Line Items]
Revenue	2,029,238	1,312,315
Adjusted EBITDA	780,949	600,306
Net financing charges	363,884	158,332
Depreciation and amortization	282,806	147,186
Capital expenditures	113,728	36,102
Consolidated | Poker
Disclosure Of Operating Segments [Line Items]
Revenue	892,557	877,296
Consolidated | Gaming
Disclosure Of Operating Segments [Line Items]
Revenue	585,846	334,781
Consolidated | Betting
Disclosure Of Operating Segments [Line Items]
Revenue	491,139	49,231
Consolidated | Other
Disclosure Of Operating Segments [Line Items]
Revenue	$ 59,696	$ 51,007

[1]	Certain amounts were reclassified in the comparative period. See note 2.